UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0%
Alabama - 4.0%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.50	6/1/30	1,800,000		1,980,000
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	6.00	6/1/50	2,750,000		3,053,380
Jefferson County,
Sewer Revenue Warrants	0.00	10/1/46	6,000,000	[a]	4,968,540
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,000,000		6,019,100
					16,021,020
Alaska - 2.1%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	8,465,000		8,253,375
Arizona - 2.7%
Arizona Industrial Development
Authority,
Education Revenue (BASIS Schools
Projects)	5.25	7/1/47	1,500,000	[b]	1,560,420
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,042,940
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/45	1,000,000	[b]	1,022,090
Phoenix Industrial Development
Authority,
Education Facility Revenue (Legacy
Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,104,140
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,550,000		5,338,196
					11,067,786
California - 16.5%
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,156,460
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,443,837

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
California - 16.5% (continued)
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,273,000
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,373,400
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.75	6/1/47	4,695,000		4,730,212
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	4,000,000		4,060,080
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,679,760
Santa Margarita/Dana Point Authority,
Revenue (Santa Margarita Water
District Improvement Districts
Numbers 2,3 and 4) (Prerefunded)	5.13	8/1/18	5,000,000	[c]	5,075,450
Tender Option Bond Trust Receipts
(Series 2016-XM0379), 07/1/43,
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/43	5,000,000	[b,d]	5,513,475
Tender Option Bond Trust Receipts
(Series 2016-XM0387), 05/15/38,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/38	6,000,000	[b,d]	6,576,030
Tender Option Bond Trust Receipts
(Series 2016-XM0390), 05/15/36,
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/36	6,250,000	[b,d]	7,042,594
Tender Option Bond Trust Receipts
(Series 2016-XM0440), 05/15/31,
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,d]	5,616,155
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	26,185,000	[e]	2,585,769
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	2,000,000	[c]	2,075,480
					66,201,702

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Colorado - 4.0%
Belleview Station Metropolitan District
Number 2,
GO	5.13	12/1/46	2,375,000		2,412,026
City & County of Denver CO,
Airport Revenue (United Airlines
Project)	5.00	10/1/32	1,500,000		1,621,815
Colorado Bridge Enterprise,
Revenue (Central 70 Project)	4.00	6/30/51	5,000,000		4,918,300
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,500,000		1,566,375
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 03/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/38	4,950,000	[b,d]	5,543,035
					16,061,551
District of Columbia - 5.4%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	35,000,000	[e]	5,095,300
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	14,828,227	[b,d]	16,505,648
					21,600,948
Florida - 5.4%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	[b]	1,722,512
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	5,000,000	[c]	5,906,350
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[c]	7,491,871
Saint Johns County Industrial
Development Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	6.00	8/1/20	3,500,000	[c]	3,858,785
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc. )	6.25	4/1/39	2,500,000		2,596,275
					21,575,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Georgia - 4.1%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	275,000		290,617
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	11/1/19	725,000	[c]	769,370
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	4,865,000	[c]	5,218,296
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,142,790
Burke County Development Authority,
Pollution Control Revenue, Refunding
(Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	2,250,000		2,215,193
Tender Option Bond Trust Receipts
(Series 2016-XM0435), 10/1/43,
(Private Colleges and Universities
Authority, Revenue (Emory
University)) Recourse	5.00	10/1/43	6,000,000	[b,d]	6,738,900
					16,375,166
Hawaii - 1.8%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaii
Pacific Health Obligated Group)	5.63	7/1/30	2,500,000		2,671,700
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company)	4.00	3/1/37	2,500,000		2,510,600
Hawaii Department of Budget and
Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000		2,113,160
					7,295,460
Illinois - 9.8%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,406,650
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	2,330,000		2,503,958
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)	5.63	1/1/35	580,000		634,537
Chicago O'Hare International Airport,
Revenue (General Airport Third Lien)
(Prerefunded)	5.63	1/1/21	2,420,000	[c]	2,679,932

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Illinois - 9.8% (continued)
Illinois,
GO	5.00	11/1/27	2,450,000		2,564,562
Illinois,
GO	5.00	12/1/39	2,450,000		2,499,073
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,048,770
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,019,900
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,500,000		2,660,225
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	3,550,000		3,679,859
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,645,125
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue
(Prerefunded)	6.00	6/1/21	3,600,000	[c]	4,074,696
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
(The University of Chicago)) Non-
recourse	5.00	10/1/40	9,000,000	[b,d]	10,003,095
					39,420,382
Iowa - 1.9%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	5,125,000		5,450,694
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	2,000,000		2,020,640
					7,471,334
Kentucky - .7%
Christian County,
HR (Jennie Stuart Medical Center)	5.50	2/1/44	2,800,000		2,999,976

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Louisiana - .9%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	2,400,000		2,357,184
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,103,110
					3,460,294
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	2,000,000		2,245,280
Maryland - 2.0%
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000		3,619,720
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 07/1/43,
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/42	4,000,000	[b,d]	4,435,460
					8,055,180
Massachusetts - 9.7%
Massachusetts Development Finance
Agency,
Revenue, Refunding	7.25	1/1/32	995,000		1,130,937
Massachusetts Development Finance
Agency,
Revenue, Refunding (Tufts Medical
Center Issue) (Prerefunded)	7.25	1/1/21	1,505,000	[c]	1,724,911
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	1,730,000		1,817,798
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)
(Prerefunded)	6.25	7/1/19	3,270,000	[c]	3,473,329
Massachusetts Housing Finance Agency,
Housing Revenue	7.00	12/1/38	4,575,000		4,678,761
Tender Option Bond Trust Receipts
(Series 2016-XM0368), 02/1/34,
(Massachusetts Development Finance
Agency, Revenue (Harvard University
Issue)) Non-recourse	5.25	2/1/34	10,000,000	[b,d]	10,989,150
Tender Option Bond Trust Receipts
(Series 2016-XM0372), 04/1/27,
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	4/1/27	6,400,000	[b,d]	7,016,496

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Massachusetts - 9.7% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0386), 05/1/43,
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/43	7,406,665	[b,d]	8,183,381
					39,014,763
Michigan - 4.4%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	3,780,000		4,036,322
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,290,000		3,507,699
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue	5.00	7/1/36	2,000,000		2,195,360
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	1,000,000		1,089,800
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,795,000		1,767,501
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	5,000,000	[c]	5,164,750
					17,761,432
Missouri - 3.6%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	2,200,000		2,357,168
Saint Louis Land Clearance
Redevelopment Authority,
Annual Appropriation Redevelopment
Revenue (National Geospatial-
Intelligence Agency Site Improvements
Project)	5.13	6/1/46	5,000,000		5,422,950
Tender Option Bond Trust Receipts
(Series 2018-XF2524), 05/15/42,
Revenue	4.00	5/15/42	6,480,000	[b,d]	6,562,004
					14,342,122
New Jersey - 4.7%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,003,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
New Jersey - 4.7% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.50	12/15/29	1,690,000		1,753,713
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	4,250,000		4,499,985
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.50	6/15/19	3,310,000	[c]	3,474,474
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,160,740
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/23	900,000		904,365
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	1,600,000		1,605,616
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	1,500,000		1,502,265
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	1,000,000		999,100
					18,903,878
New Mexico - 1.3%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,375,850
New York - 15.9%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.25	4/1/19	3,000,000	[c]	3,150,450
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	1,715,000		1,773,910
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	6,650,000	[c]	6,882,284
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	60,000	[c]	62,096
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	2,785,000		3,159,332

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
New York - 15.9% (continued)
New York Convention Center
Development Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	5,600,000	[e]	1,677,424
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	5,500,000	[b]	5,820,265
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	500,000		535,565
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	3,000,000		3,258,720
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000	[b]	2,001,300
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,176,478
Tender Option Bond Trust Receipts
(Series 2016-XM0370), 11/1/25,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.25	11/1/25	5,000,000	[b,d]	5,458,412
Tender Option Bond Trust Receipts
(Series 2016-XM0436), 06/15/44,
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue) Recourse	5.00	6/15/44	12,600,000	[b,d]	13,761,405
Tender Option Bond Trust Receipts
(Series 2016-XM0438), 11/1/27,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,d]	5,487,125
Tender Option Bond Trust Receipts
(Series 2016-XM0439), 05/1/30,
(New York City Transitional Finance
Authority, Future Tax Secured
Revenue) Recourse	5.00	5/1/30	4,488,203	[b,d]	4,667,471
TSASC, Inc. of New York,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	1,000,000		990,530
					63,862,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
North Carolina - 3.0%
North Carolina Medical Care Commission
Retirement Facilities,
Revenue, Refunding (United Methodist
Retirement Homes)	5.00	10/1/47	1,350,000		1,469,286
Tender Option Bond Trust Receipts
(Series 2016-XM0444), 06/1/42,
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	10,000,000	[b,d]	10,737,560
					12,206,846
Ohio - 6.5%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	5.88	6/1/30	2,000,000		1,938,580
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	13,000,000	[e]	834,990
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	11,285,000		11,214,469
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	2,040,000	[c]	2,242,144
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	960,000	[c]	1,056,442
Centerville,
Health Care Revenue (Graceworks
Lutheran Services)	5.25	11/1/47	1,500,000		1,578,870
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,040,230
Hamilton County,
Healthcare Improvement Revenue (Life
Enriching Communities Project)	5.00	1/1/51	1,750,000		1,872,640
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	4,200,000		4,327,428
					26,105,793
Oregon - .4%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,500,000		1,575,990

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Pennsylvania - 2.3%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,030,690
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	4,700,000	[c]	5,231,241
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 06/1/41,
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/41	3,000,000	[b,d]	3,194,205
					9,456,136
Rhode Island - 1.3%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligated Group Issue) (Insured;
Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[c]	5,328,300
South Carolina - 2.7%
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Obligations (Santee
Cooper)) Non-recourse	5.13	12/1/43	10,200,000	[b,d]	11,041,755
Tennessee - 2.3%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	2,050,000	[c]	2,177,572
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	450,000	[c]	477,275
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	3,000,000	[c]	3,186,690
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 07/1/40,
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/40	3,000,000	[b,d]	3,349,710
					9,191,247
Texas - 15.9%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/45	1,500,000		1,642,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Texas - 15.9% (continued)
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	2,500,000		2,640,850
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,539,125
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[c]	7,606,240
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[e]	1,572,300
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.)	6.00	11/15/36	230,000		242,369
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	5/15/19	4,770,000	[c]	5,023,621
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,095,530
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station
Properties LLC - Texas A&M University
Project)	5.00	7/1/35	500,000		414,335
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.50	11/15/45	3,000,000		3,046,770
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 02/1/43,
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/43	12,450,000	[b,d]	13,681,554
Tender Option Bond Trust Receipts
(Series 2016-XM0443), 05/15/39,
(Texas A&M University System Board
of Regents, Financing System Revenue)
Recourse	5.00	5/15/39	13,160,000	[b,d]	14,116,399

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 147.0% (continued)
Texas - 15.9% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XF2422), 08/15/40,
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	9,997,299	[b,d]	10,481,149
					64,102,517
Virginia - 4.1%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	700,000		722,652
Henrico County Industrial Development
Authority,
Revenue (Bon Secours Health System,
Inc.) (Insured; Assured Guaranty
Municipal Corp.)	9.40	8/23/27	5,800,000	[f]	7,087,600
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	1,000,000	[b]	1,051,900
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/52	4,100,000		4,413,076
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	3,000,000		3,134,610
					16,409,838
Washington - 3.5%
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 01/1/29,
(King County, Server Revenue)
Recourse	5.00	1/1/29	8,577,246	[b,d]	9,311,780
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,975,000	[c]	3,034,292
Washington Housing Finance
Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,773,865
					14,119,937

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 147.0% (continued)
West Virginia - 1.4%
The County Commission of Harrison
County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	5,670,000	5,653,444
Wisconsin - .9%
Public Finance Authority,
Revenue (Denver International Airport
Great Hall Project)	5.00	9/30/49	2,000,000	2,176,040
Public Finance Authority of Wisconsin,
Higher Education Facilities Revenue
(Gannon University Project)	5.00	5/1/42	750,000	799,320
Public Finance Authority of Wisconsin,
Senior Living Revenue (Mary's Woods
At Marylhurst Project)	5.25	5/15/42	750,000 [b]	812,025
				3,787,385
U.S. Related - 1.2%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000	2,560,650
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	2,000,000	2,169,760
				4,730,410
Total Long-Term Municipal Investments
(cost $554,525,187)				591,075,657

Short-Term Municipal Investments - 1.2%
New York - 1.2%
New York City,
GO (LOC; Citibank NA)
(cost $5,000,000)	1.12	4/1/42	5,000,000 [g]	5,000,000
Total Investments (cost $559,525,187)			148.2%	596,075,657
Liabilities, Less Cash and Receivables			(25.1%)	(100,836,977)
Preferred Stock, at redemption value			(23.1%)	(93,000,000)
Net Assets Applicable to Common Shareholders			100.0%	402,238,680

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $225,929,025 or 56.17% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Collateral for floating rate borrowings.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at February 28,
2018.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	596,075,657	-	596,075,657
Liabilities ($)
Floating Rate Notes††	-	(113,280,140)	-	(113,280,140)

† See Statement of Investments for additional detailed categorizations.
Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2018, accumulated net unrealized appreciation on investments was $36,550,470, consisting of $37,853,363 gross unrealized appreciation and $1,302,893 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)